Schedule of Investments
September 30, 2024
(Unaudited)
Invesco Select Risk: High Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.02%(a)
	% of Net Assets 09/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/24	Value 09/30/24
Alternative Funds–4.79%
Invesco Global Real Estate Income Fund, Class R6(b)	2.43%	$20,222,371	$1,234,645	$(2,061,062)	$1,124,882	$(198,847)	$570,568	2,321,333	$20,358,093
Invesco Macro Allocation Strategy Fund, Class R6	2.36%	18,758,384	892,882	(435,512)	575,364	(32,816)	—	2,556,055	19,758,302
Total Alternative Funds		38,980,755	2,127,527	(2,496,574)	1,700,246	(231,663)	570,568		40,116,395
Domestic Equity Funds–57.18%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	6.87%	42,037,007	11,508,693	(4,742,388)	8,432,152	261,423	—	1,673,854	57,496,887
Invesco Main Street Small Cap Fund, Class R6	6.73%	64,828,617	—	(15,205,613)	2,343,734	4,395,026	—	2,384,169	56,361,764
Invesco NASDAQ 100 ETF	11.78%	44,631,752	49,016,237	(8,492,217)	12,718,782	779,953	393,846	491,185	98,654,507
Invesco Russell 1000® Dynamic Multifactor ETF	15.75%	113,116,756	17,459,280	(2,288,250)	3,562,229	82,314	1,445,673	2,489,759	131,932,329
Invesco S&P 500® Low Volatility ETF	—	76,643,018	—	(78,844,070)	(7,750,093)	9,951,145	306,327	—	—
Invesco S&P 500® Pure Growth ETF	—	45,537,087	—	(51,039,594)	(5,967,334)	11,469,841	—	—	—
Invesco S&P 500® Pure Value ETF	10.49%	—	84,950,969	(1,976,578)	4,789,006	38,345	1,439,407	987,424	87,801,742
Invesco Value Opportunities Fund, Class R6	5.56%	22,646,028	19,619,696	(3,417,551)	7,506,244	222,443	—	2,099,949	46,576,860
Total Domestic Equity Funds		409,440,265	182,554,875	(166,006,261)	25,634,720	27,200,490	3,585,253		478,824,089
Fixed Income Funds–11.43%
Invesco Core Bond Fund, Class R6	5.02%	—	42,851,083	(2,428,977)	1,584,163	43,522	1,070,355	7,225,050	42,049,791
Invesco Core Plus Bond Fund, Class R6	2.41%	47,901,517	1,032,826	(28,791,629)	6,954,849	(6,869,981)	1,032,792	2,138,222	20,227,582
Invesco Emerging Markets Sovereign Debt ETF	0.32%	—	2,522,580	—	139,937	—	95,271	123,838	2,662,517
Invesco Equal Weight 0-30 Year Treasury ETF	1.31%	21,098,371	—	(9,934,370)	2,438,609	(2,651,111)	333,877	376,599	10,951,499
Invesco Floating Rate ESG Fund, Class R6	0.62%	—	5,325,226	—	(75,186)	—	260,216	781,256	5,250,040
Invesco High Yield Fund, Class R6	0.65%	9,975,741	337,974	(5,012,658)	(13,215)	134,187	337,957	1,506,119	5,422,029
Invesco Senior Floating Rate Fund, Class R6	—	10,036,573	201,792	(10,284,260)	(297,486)	343,381	201,792	—	—
Invesco Variable Rate Investment Grade ETF	1.10%	—	9,242,344	—	(34,870)	—	328,907	367,051	9,207,474
Total Fixed Income Funds		89,012,202	61,513,825	(56,451,894)	10,696,801	(9,000,002)	3,661,167		95,770,932
Foreign Equity Funds–26.04%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.84%	28,857,764	—	(14,579,310)	3,557,638	(2,400,862)	—	431,513	15,435,230
Invesco Developing Markets Fund, Class R6	1.51%	26,665,552	—	(15,185,454)	(1,309,136)	2,431,844	—	304,563	12,602,806
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	3.79%	26,618,301	3,536,772	(1,223,117)	2,799,702	39,961	835,807	609,469	31,771,619
Invesco Global Fund, Class R6	8.60%	73,625,035	—	(13,630,927)	9,986,206	2,022,560	—	664,050	72,002,874
Invesco Global Infrastructure Fund, Class R6	1.02%	7,477,325	868,041	(697,279)	838,749	46,219	156,324	669,259	8,533,055
Invesco International Developed Dynamic Multifactor ETF	3.19%	—	27,086,461	(448,387)	52,346	6,422	848,656	1,046,935	26,696,842
Invesco International Small-Mid Company Fund, Class R6	4.59%	18,059,913	18,635,070	(600,680)	2,343,201	24,624	—	839,418	38,462,128
Invesco Oppenheimer International Growth Fund, Class R6	1.50%	20,093,212	—	(9,131,659)	1,020,523	546,193	—	320,580	12,528,269
Invesco S&P Emerging Markets Low Volatility ETF	—	36,885,388	—	(36,700,974)	(2,787,383)	2,602,969	237,408	—	—
Invesco S&P International Developed Low Volatility ETF	—	19,198,306	—	(19,211,782)	(580,983)	594,459	—	—	—
Total Foreign Equity Funds		257,480,796	50,126,344	(111,409,569)	15,920,863	5,914,389	2,078,195		218,032,823
Money Market Funds–0.58%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)	0.20%	585,725	70,292,431	(69,195,690)	—	—	62,369	1,682,466	1,682,466
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.02%(a)
	% of Net Assets 09/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/24	Value 09/30/24
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class	—	$534,470	$47,360,840	$(47,894,603)	$(316)	$(391)	$42,067	—	$—
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)	0.38%	669,400	84,254,930	(81,713,176)	—	—	78,393	3,211,154	3,211,154
Total Money Market Funds		1,789,595	201,908,201	(198,803,469)	(316)	(391)	182,829		4,893,620
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $665,763,391)	100.02%	796,703,613	498,230,772	(535,167,767)	53,952,314	23,882,823	10,078,012		837,637,859

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.16%
Invesco Private Government Fund, 4.96%(d)(e)	—	1,327,818	69,363,167	(70,690,985)	—	—	46,860(f)	—	—
Invesco Private Prime Fund, 5.02%(d)(e)	0.16%	27,217,384	223,294,982	(249,191,670)	—	(2,432)	151,395(f)	1,317,737	1,318,264
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,318,264)	0.16%	28,545,202	292,658,149	(319,882,655)	—	(2,432)	198,255		1,318,264
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $667,081,655)	100.18%	$825,248,815	$790,888,921	$(855,050,422)	$53,952,314	$23,880,391	$10,276,267		$838,956,123
OTHER ASSETS LESS LIABILITIES	(0.18)%								(1,547,209)
NET ASSETS	100.00%								$837,408,914
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes return of capital distribution.
(c)	Non-income producing security.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$832,744,239	$—	$—	$832,744,239
Money Market Funds	4,893,620	1,318,264	—	6,211,884
Total Investments	$837,637,859	$1,318,264	$—	$838,956,123
Invesco Select Risk: High Growth Investor Fund